Summary of significant accounting policies (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) lease item	Dec. 31, 2021 USD ($) lease item	Dec. 31, 2020 CNY (¥) segment lease item	Dec. 31, 2019 CNY (¥) lease	Dec. 31, 2021 USD ($)
Revenue
Liabilities for return allowances	¥ 618,000,000		¥ 496,000,000
Net revenues	951,592,000,000	$ 149,326	745,802,000,000	¥ 576,888,000,000
Accounts receivable, net of allowance for doubtful accounts	11,900,000,000		7,112,000,000		$ 1,867
Unearned revenue	29,184,000,000		¥ 26,033,000,000
Unearned revenue recognized	¥ 20,124,000,000
Revenue, Practical Expedient	true	true
Customer incentives and loyalty programs
Types of discounted coupons | item	2	2	2
Fulfillment
Fulfillment	¥ 59,055,000,000	$ 9,267	¥ 48,700,000,000	36,968,000,000
Marketing
Advertising costs	¥ 32,704,000,000		¥ 23,088,000,000	¥ 19,286,000,000
Leases
Number of capital leases | lease	0	0	0	0
Segment reporting
Number of major business segments | segment			2
Statutory reserves
Appropriations of statutory reserves	¥ 53,000,000		¥ 74,000,000	¥ 59,000,000
Appropriations to other reserve funds	¥ 0		0	0
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%	50.00%
Electronics and home appliance products
Revenue
Net revenues	¥ 492,592,000,000		400,927,000,000	328,703,000,000
General merchandise products
Revenue
Net revenues	323,063,000,000		250,952,000,000	182,031,000,000
Shipping
Fulfillment
Fulfillment	27,786,000,000		23,088,000,000	17,859,000,000
Online marketplace and marketing services
Revenue
Net revenues	72,118,000,000		53,473,000,000	42,680,000,000
Logistics and other services
Revenue
Net revenues	63,819,000,000		40,450,000,000	¥ 23,474,000,000
Accrued expenses and other current liabilities
Revenue
Liabilities for return allowances	618,000,000		496,000,000
Prepayments and other current assets
Revenue
Rights to recover products from customers	¥ 660,000,000		¥ 533,000,000